Performance Management	Aug. 31, 2025
BNY Mellon Dynamic Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Russell 1000® Index, a broad measure of relevant market performance, and the Russell 1000® Value Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q4: 20.48 Worst Quarter 2020, Q1: (30.66) The year-to-date total return of the fund's Class A shares as of September 30, 2025 was 12.75%.
Performance Table Narrative

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Dynamic Value Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		24.51%	14.28%	12.87%
Russell 1000® Value Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		14.37%	8.68%	8.49%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		9.13%	11.78%	10.12%
A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
A | After Taxes on Distributions | Average Annual Return, Percent		7.13%	9.28%	7.68%
A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
A | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.80%	8.81%	7.46%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		13.89%	12.27%	9.95%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		16.08%	13.40%	11.05%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		16.12%	13.45%	11.09%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Dynamic Value Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class A shares as of
Bar Chart, Year to Date Return	12.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.48%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon Opportunistic Midcap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Russell 3000® Index, a broad measure of relevant market performance, and the Russell MidCap® Value Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 24.44 Worst Quarter 2020, Q1: (26.46) The year-to-date total return of the fund's Class A shares as of September 30, 2025 was 6.96%.
Performance Table Narrative

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Opportunistic Midcap Value Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell Midcap® Value Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index
Russell Midcap® Value Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		13.07%	8.59%	8.10%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		4.59%	8.25%	6.57%
A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
A | After Taxes on Distributions | Average Annual Return, Percent		2.32%	6.65%	4.08%
A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
A | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.48%	6.39%	4.46%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		9.05%	8.65%	6.37%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		11.14%	9.75%	7.45%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		11.28%	9.88%	7.57%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Opportunistic Midcap Value Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class A shares as of
Bar Chart, Year to Date Return	6.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon Opportunistic Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of the Russell 3000® Index, a broad measure of relevant market performance, and the Russell 2000® Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 30.45 Worst Quarter 2020, Q1: (32.83) The year-to-date total return of the fund's Investor shares as of September 30, 2025 was 7.82%.
Performance Table Narrative

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.For the fund's Class I and Class Y shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I and Class Y, respectively. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Opportunistic Small Cap Fund		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		23.81%	13.86%		12.55%
Russell 2000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		11.54%	7.40%		7.82%
Investor | Average Annual Return, Label [Optional Text]	returns before taxes
Investor | Average Annual Return, Percent		3.67%	5.17%		5.85%
Investor | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Investor | After Taxes on Distributions | Average Annual Return, Percent		3.56%	4.42%		4.42%
Investor | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Investor | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.27%	4.03%		4.37%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		3.85%	5.36%		6.02%
I | Performance Inception Date				Sep. 30, 2016
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		3.97%	5.49%		6.11%
Y | Performance Inception Date				Sep. 30, 2016

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Opportunistic Small Cap Fund | Investor
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Investor shares as of
Bar Chart, Year to Date Return	7.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
BNY Mellon Technology Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance and NYSE® Technology Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 39.22 Worst Quarter 2022, Q2: (29.35) The year-to-date total return of the fund's Class A shares as of September 30, 2025 was 23.76%.
Performance Table Narrative

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Technology Growth Fund		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		25.02%	14.52%		13.10%
NYSE® Technology Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	NYSE® Technology Index
NYSE® Technology Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		23.84%	20.83%		19.15%
A | Average Annual Return, Label [Optional Text]	returns before taxes
A | Average Annual Return, Percent		17.83%	14.06%		14.19%
A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
A | After Taxes on Distributions | Average Annual Return, Percent		16.69%	12.36%		11.62%
A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
A | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.46%	11.01%		10.91%
C | Average Annual Return, Label [Optional Text]	returns before taxes
C | Average Annual Return, Percent		22.98%	14.48%		13.96%
I | Average Annual Return, Label [Optional Text]	returns before taxes
I | Average Annual Return, Percent		25.29%	15.66%		15.13%
Y | Average Annual Return, Label [Optional Text]	returns before taxes
Y | Average Annual Return, Percent		25.40%	15.74%		15.21%
Y | Performance Inception Date				Sep. 30, 2016

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Technology Growth Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class A shares as of
Bar Chart, Year to Date Return	23.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	39.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.35%)
Lowest Quarterly Return, Date	Jun. 30, 2022